UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 82.5%
	AEROSPACE/DEFENSE – 4.6%
8,000	General Dynamics Corp.	$986,000
6,600	United Technologies Corp.	712,668
		1,698,668
	APPAREL – 2.4%
14,000	VF Corp.	897,680

	BANKS – 4.1%
14,500	Bank of New York Mellon Corp.	568,110
9,000	JPMorgan Chase & Co.	535,050
6,000	State Street Corp.	432,180
		1,535,340
	BEVERAGES – 2.4%
10,000	Constellation Brands, Inc., Class A*	870,900
2,880	Crimson Wine Group Ltd.*	26,784
		897,684
	BUILDING MATERIALS – 0.7%
6,380	Fortune Brands Home & Security, Inc.	275,680

	COAL – 0.4%
10,000	Peabody Energy Corp.	158,800

	COMPUTERS – 3.5%
3,500	International Business Machines Corp.	673,050
15,000	NetApp, Inc.	632,400
		1,305,450
	COSMETICS/PERSONAL CARE – 2.0%
8,800	Procter & Gamble Co.	731,368

	DIVERSIFIED FINANCIAL SERVICES – 2.8%
8,000	American Express Co.	716,400
3,900	T. Rowe Price Group, Inc.	315,881
		1,032,281
	ELECTRIC – 5.7%
13,000	American Electric Power Co., Inc.	698,100
8,284	Duke Energy Corp.	612,933
13,000	Exelon Corp.	434,460
8,400	Southern Co.	372,960
		2,118,453
	ELECTRONICS – 0.5%
3,400	Allegion PLC	174,862

	FOOD – 3.3%
3,000	Kraft Foods Group, Inc.	176,700
9,000	Mondelez International, Inc., Class A	325,710

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

16,400	Unilever PLC ADR	$722,584
		1,224,994
	HEALTHCARE-PRODUCTS – 0.7%
3,162	Covidien PLC	274,556

	HEALTHCARE-SERVICES – 1.3%
4,300	WellPoint, Inc.	500,993

	HOLDING COMPANIES-DIVERSIFIED – 1.9%
28,800	Leucadia National Corp.	717,984

	HOUSEHOLD PRODUCTS/WARES – 3.5%
8,400	Clorox Co.	744,240
5,000	Kimberly-Clark Corp.	540,000
		1,284,240
	INSURANCE – 1.7%
3	Berkshire Hathaway, Inc., Class A*	617,640

	INTERNET – 1.6%
24,000	Symantec Corp.	582,720
297	Yahoo!, Inc.*	11,437
		594,157
	MEDIA – 8.0%
10,490	CBS Corp., Class B	621,952
10,000	DIRECTV*	864,500
5,166	Time Warner, Inc.	397,937
645	Time, Inc.*	15,145
30,500	Twenty-First Century Fox, Inc.	1,080,310
		2,979,844
	MISCELLANEOUS MANUFACTURING – 4.1%
5,100	3M Co.	734,400
2,300	Danaher Corp.	176,203
10,200	Ingersoll-Rand PLC	614,040
		1,524,643
	OIL & GAS – 1.3%
4,700	Exxon Mobil Corp.	467,462

	PHARMACEUTICALS – 9.3%
5,000	Bristol-Myers Squibb Co.	253,250
9,000	GlaxoSmithKline PLC ADR	441,900
10,050	Johnson & Johnson	1,042,487
13,820	Merck & Co., Inc.	830,720
31,000	Pfizer, Inc.	911,090
		3,479,447
	RETAIL – 1.8%
4,225	McDonald's Corp.	395,967

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

25,000	Staples, Inc.	$292,000
		687,967
	SEMICONDUCTORS – 1.5%
16,000	Intel Corp.	558,720

	SOFTWARE – 4.2%
11,500	Microsoft Corp.	522,445
25,000	Oracle Corp.	1,038,250
		1,560,695
	TELECOMMUNICATIONS – 9.2%
21,100	AT&T, Inc.	737,656
30,000	Cisco Systems, Inc.	749,700
20,000	Corning, Inc.	417,200
120,000	Nokia OYJ ADR	1,004,400
10,000	Verizon Communications, Inc.	498,200
		3,407,156
	TOTAL COMMON STOCKS (Cost $18,226,359)	30,706,764

	EXCHANGE-TRADED FUNDS – 1.0%
	COMMODITY FUND – 1.0%
30,000	iShares Gold Trust*	373,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	373,800

	SHORT-TERM INVESTMENTS – 16.4%
6,115,988	Invesco Short Term Investment Prime Portfolio, 0.01%**	6,115,988

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,115,988)	6,115,988

	TOTAL INVESTMENTS – 99.9% (Cost $24,638,117)	37,196,552
	Other Assets in Excess of Liabilities – 0.1%	52,249

	TOTAL NET ASSETS – 100.0%	$37,248,801

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2014.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 77.7%
	AEROSPACE/DEFENSE – 7.5%
20,700	Alliant Techsystems, Inc.	$2,608,200
17,315	Cubic Corp.	772,942
72,789	Ducommun, Inc.*	2,260,826
		5,641,968
	APPAREL – 0.8%
67,026	Delta Apparel, Inc.*	633,396

	AUTO MANUFACTURERS – 2.8%
42,626	Oshkosh Corp.	2,117,660

	COMPUTERS – 9.1%
30,420	Digimarc Corp.	725,517
29,000	DST Systems, Inc.	2,691,490
57,532	Radisys Corp.*	177,199
32,000	Synaptics, Inc.*	2,627,200
28,496	Unisys Corp.*	667,091
		6,888,497
	DISTRIBUTION/WHOLESALE – 4.5%
51,080	Owens & Minor, Inc.	1,757,152
40,555	United Stationers, Inc.	1,648,561
		3,405,713
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
32,980	Janus Capital Group, Inc.	400,707

	ELECTRIC – 1.0%
18,525	MGE Energy, Inc.	745,261

	ELECTRONICS – 8.3%
25,400	Park Electrochemical Corp.	714,756
33,000	Tech Data Corp.*	2,227,500
118,586	TTM Technologies, Inc.*	907,183
151,408	Vishay Intertechnology, Inc.	2,422,528
		6,271,967
	ENGINEERING & CONSTRUCTION – 2.3%
28,919	URS Corp.	1,751,913

	ENVIRONMENTAL CONTROL – 3.0%
116,900	Darling Ingredients, Inc.*	2,253,832

	GAS – 5.9%
28,520	New Jersey Resources Corp.	1,489,599
33,900	Piedmont Natural Gas Co., Inc.	1,267,860
11,222	South Jersey Industries, Inc.	650,315

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

20,000	UGI Corp.	$1,059,600
		4,467,374
	HEALTHCARE-PRODUCTS – 4.5%
2,703	Atrion Corp.	864,960
45,000	STERIS Corp.	2,533,050
		3,398,010
	INSURANCE – 9.6%
15,456	Endurance Specialty Holdings Ltd.	897,530
78,687	Hilltop Holdings, Inc.*	1,665,804
79,895	Horace Mann Educators Corp.	2,380,871
51,800	RLI Corp.	2,315,460
		7,259,665
	MACHINERY-DIVERSIFIED – 4.5%
25,875	Graco, Inc.	1,988,753
41,852	Hurco Cos., Inc.	1,386,975
		3,375,728
	MEDIA – 2.8%
18,061	Meredith Corp.	841,281
35,545	Scholastic Corp.	1,245,497
		2,086,778
	PHARMACEUTICALS – 0.8%
17,012	Prestige Brands Holdings, Inc.*	588,785

	RETAIL – 2.2%
48,000	Cato Corp., Class A	1,664,160

	SOFTWARE – 2.1%
7,192	CSG Systems International, Inc.	199,362
19,222	SYNNEX Corp.*	1,340,542
		1,539,904
	TELECOMMUNICATIONS – 2.4%
38,400	Plantronics, Inc.	1,832,832

	TEXTILES – 3.1%
23,864	UniFirst Corp.	2,313,615

	TOTAL COMMON STOCKS (Cost $33,753,801)	58,637,765

	MUTUAL FUNDS – 1.0%
56,846	Central Fund of Canada Ltd., Class A***	785,043

	TOTAL MUTUAL FUNDS (Cost $811,601)	785,043

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 21.3%
16,075,624	Invesco Short Term Investment Prime Portfolio, 0.01%**	$16,075,624

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,075,624)	16,075,624

	TOTAL INVESTMENTS – 100.0% (Cost $50,641,026)	75,498,432
	Liabilities in Excess of Other Assets – 0.0%	(27,617)

	TOTAL NET ASSETS –100.0%	$75,470,815

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2014.
***	Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At May 31, 2014, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$24,737,793	$51,162,624

Gross unrealized appreciation	$12,468,984	$23,492,223
Gross unrealized depreciation	(326,049)	(493,568)
Net unrealized appreciation on investments	$12,142,935	$22,998,655

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America ("GAAP"), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2014. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2014:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$30,706,764	$-	$-	$30,706,764
Exchange-Traded Funds	373,800	-	-	373,800
Short-Term Investments	6,115,988	-	-	6,115,988
Total	$37,196,552	$-	$-	$37,196,552

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$58,637,765	$-	$-	$58,637,765
Mutual Funds	785,043	-	-	785,043
Short-Term Investments	16,075,624	-	-	16,075,624
Total	$75,498,432	$-	$-	$75,498,432

* All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 20, 2014

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 20, 2014